Equity Investments in Unconsolidated Subsidiaries - Premiums Due on Life Settlement Contracts (Details) (LSC Entities, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
LSC Entities
Premiums Due on Life Settlement Contracts
2014	$ 41,008
2015	43,688
2016	61,031
2017	39,847
2018	38,984
Thereafter	552,485
Total	$ 777,043